Inventories, Net (Tables)	6 Months Ended
Sep. 30, 2025
Inventories, Net [Abstract]
Schedule of Inventories

Inventories are stated at lower of cost or net realizable value, which is determined using the weighted average method.

	September 30,	March 31,
	2025	2025
	(Unaudited)
Physical console game compact discs	$35,338,482	$5,936,223